FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

.  A rollforward of our Level 3 liability measured at fair value on a recurring basis follows.

Year ended December 31, 2016
(In thousands)
Level 3 liability, beginning of period	$—
Addition	507,427
Change in fair value	55,854
Level 3 liability, end of period	$563,281

Summary of the estimated fair value of debt instruments

A summary of the estimated fair value of our debt financial instruments follows.

	December 31, 2016		December 31, 2015
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Summit Holdings Revolving Credit Facility	$648,000	$648,000	$344,000	$344,000
Summit Holdings 5.5% Senior Notes ($300.0 million principal)	296,484	294,500	295,861	224,000
Summit Holdings 7.5% Senior Notes ($300.0 million principal)	295,817	316,000	294,909	257,000
SMP Holdings revolving credit facility (1)	—	—	115,000	115,000
SMP Holdings term loan (1)	—	—	217,500	217,500